Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class A | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class A | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class A | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class A | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class A | Special Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class A | Land [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class A | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class C | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class C | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class C | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class C | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class C | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Special Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class C | Land [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class C | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class R6 | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class R6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class R6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class R6 | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class R6 | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class R6 | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class R6 | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class R6 | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R6 | Special Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class R6 | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class R6 | Land [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class R6 | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Class Y | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Class Y | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Class Y | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Class Y | Local General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Class Y | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Class Y | State General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class Y | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Y | Special Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Class Y | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Y | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Class Y | Land [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Class Y | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class Y | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%